Financial assets and liabilities, Categories of financial assets and liabilities (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets [Abstract]
Cash and cash equivalents	$ 278,842	$ 422,083	$ 861,376	$ 1,011,540
Restricted cash (Note 5)	39,313	39,471
Trade receivables	248,183	250,637
Other accounts receivable	410,434	319,193
Related parties	207,964	217,188
Financial liabilities [Abstract]
Short-term portion of the financial debt	223,362	502,361
Trade payables	262,090	169,072
Accounts payable and accrued expenses	357,523	341,918
Related parties	18,379	34,756
Long-term financial debt	392,063	396,257
Financial Liabilities Valued at Amortized Cost [Member]
Financial liabilities [Abstract]
Short-term portion of the financial debt	223,362	502,361
Trade payables	262,090	169,072
Accounts payable and accrued expenses	346,505	339,426
Related parties	18,379	34,756
Total short-term portion of the financial debt	850,336	1,045,615
Long-term financial debt	392,063	396,257
Total financial liabilities	1,242,399	1,441,872
Financial Assets Valued at Amortized Cost [Member]
Financial assets [Abstract]
Cash and cash equivalents	278,842	422,083
Restricted cash (Note 5)	39,313	39,471
Trade receivables	179,233	182,623
Other accounts receivable	226,508	143,925
Related parties	207,964	217,188
Total current financial assets	$ 931,860	$ 1,005,290